Significant Contracts (Details) - USD ($)	Apr. 30, 2026	Dec. 24, 2025	Feb. 28, 2025	Feb. 19, 2025
Significant Contracts (Details) [Line Items]
Number of shares issued			10,000,000
Focus Impact Partners [Member]
Significant Contracts (Details) [Line Items]
Other commitments description				Under the terms of the Consulting Agreement, Focus Impact Partners will receive an annual consulting fee of $1,500,000, which will be payable in monthly installments of $125,000 starting with an initial payment on or prior to June 30, 2025 (pro-rated from February 19, 2025 through and including June 30, 2025).
Consulting Agreement [Member]
Significant Contracts (Details) [Line Items]
Fees payment		$ 400,000
Payments of installments		$ 25,000
Common Class A [Member] | Consulting Agreement [Member] | Subsequent Event [Member]
Significant Contracts (Details) [Line Items]
Number of shares issued	930,686